Leases	12 Months Ended
Sep. 30, 2023
Leases [Abstract]
LEASES

NOTE 9. LEASES

The Group as lessor

The Group acts as a lessor of dedicated security-related systems and equipment, and recorded the income from the leases as revenues in the consolidated statements of income. Equipment leasing income was HK$12,617,616, HK$8,716,360, and HK$6,176,271 for the years ended September 30, 2021, 2022, and 2023, respectively.

The leases are classified as operating leases, which have remaining terms of 2 to 26 months. The equipment leasing income is recognized on a straight-line basis over the lease term.

Assets leased under operating leases are included in property and equipment, net in the consolidated balance sheets and depreciated over its estimated useful life. It had a cost of HK$14,491,150 and HK$13,156,650 as of September 30, 2022 and 2023, respectively, and accumulated depreciation associated with these assets was HK$4,405,042 and HK$5,424,149 as of September 30, 2022 and 2023, respectively. Depreciation expense for the years ended September 30, 2021, 2022, and 2023 amounted to HK$2,476,944, HK$1,917,894, and HK$1,750,739, respectively.

There were no variable lease conditions or purchase options.

The Group as lessee

The Group leases land use rights in Hong Kong, and leases training center, offices, workshops, warehouse, and carparking spaces under operating leases with terms ranging from 1 to 2 years. For the lease of land, the Group signed an agreement on November 8, 2007 for leasing the land use rights associated with a parcel of land, on which the Group’s workshop is located. Payments were made upfront to obtain the leased land from the owner with a lease period of 55 years.

The Group considers those termination options that are reasonably certain not to be exercised in the determination of the lease term and initial measurement of ROU assets and lease liabilities. Leases with initial term of 12 months or less are short-term leases not recorded on the consolidated balance sheets. Lease expenses for short-term leases are recognized on a straight-line basis over the lease term.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating leases related assets and liabilities recorded on the consolidated balance sheets:

	As of September 30,
	2022	2023
	HK$	HK$
Operating lease ROU assets, net	1,449,859	1,113,926

Operating lease liabilities – current	541,118	204,156
Operating lease liabilities – non-current	38,000	61,229
	579,118	265,385

The weighted average remaining lease terms and discount rates for the operating leases were as follows:

	As of September 30,
	2022	2023
Weighted average remaining lease term (years)	23.65	29.47
Weighted average discount rate	3.96%	3.96%

A summary of lease expenses recognized in the Group’s consolidated statements of income and supplemental cash flow information related to operating leases is as follows:

		For the Years Ended September 30,
	2021	2022	2023
	HK$	HK$	HK$
Amortization of operating lease ROU assets	1,287,745	1,267,957	666,459
Interest of operating lease liabilities	48,455	39,243	16,741
Principal elements of lease payments	1,314,000	1,285,000	661,000
Short-term operating lease expenses	666,585	681,952	1,452,824

Non-cash information:
Operating lease ROU assets obtained in exchange for operating lease liabilities	820,002	878,321	330,526
Modification of lease on operating lease ROU assets and operating lease liabilities	239,305	—	—
Extinguishment of ROU assets and operating lease liabilities due to termination of lease	83,620	—	—

The following is a schedule, by year, of maturities of operating lease liabilities as of September 30, 2023:

Twelve months ended September 30,	HK$
2024	209,600
2025	61,600
Total lease payments	271,200
Less: imputed interest	(5,815)
Present value of operating lease liabilities	265,385
Less: operating lease liabilities – non-current	61,229
Operating lease liabilities – current	204,156